Warrants - Warrant activity (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrants
Balance at beginning of period (in shares)	3,336	2,398
Issued (in shares)	619,185	2,504
Exercised (in shares)	(353,581)	(1,459)
Cancelled (in shares)	(3)	(107)
Balance at end of period (in shares)	268,937	3,336